Earnings (loss) per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share
Number of outstanding warrants	2,218,293
Vesting period	1 year
BSA Warrants issued as Equity Compensation
Earnings (loss) per share
Number of shares called by warrants	2,868,387
Founders' share warrants
Earnings (loss) per share
Number of shares called by warrants	6,288,073	6,868,747
Number of outstanding warrants	6,288,073	6,868,747	3,383,609
Free shares
Earnings (loss) per share
Number of shares called by warrants	1,591,334	9,131,979
Number of outstanding warrants	1,591,334	9,131,979	2,500,911